TRADE ACCOUNTS RECEIVABLE AND OTHER CURRENT ASSETS - Narrative (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Allowance for Expected Credit Losses [Line Items]
Allowance for credit loss, EU ETS	$ 7,300,000	$ 800,000
Trade receivables
Allowance for Expected Credit Losses [Line Items]
Accounts receivable, allowance for credit loss, current	0.0	100,000
Other receivables
Allowance for Expected Credit Losses [Line Items]
Accounts receivable, allowance for credit loss, current	$ 800,000	$ 1,200,000